RELATED PARTIES - TRANSACTIONS AND BALANCES:	12 Months Ended
Dec. 31, 2015
RELATED PARTIES - TRANSACTIONS AND BALANCES: [Abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES:
NOTE 11 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Transactions with related parties

Related parties include the Company's Directors and the Chief Executive Officer of the Company.

	Year ended December 31
	2015	2014	2013
Expenses:
Payroll expenses	$1,387	$863	$347
Directors fee	291	80	-
Finance expenses on convertible loans and warrants	-	2,088	1,089
Total expenses	$1,678	$3,031	$1,436

b.	Balances with related parties -

	December 31
	2015	2014
Accounts payable and accruals	$636	$148

With respect to options granted to the Company's directors and Chief Executive Officer, see Note 9f.